APRIL 30, 2020 (AS SUPPLEMENTED JULY 24, 2020)
Thrivent Partner Healthcare Portfolio
SUMMARY PROSPECTUS
This Summary Prospectus is designed to provide investors with key information about the Portfolio in a clear and concise format. Before you invest, you may want to review the Portfolio’s complete prospectus, which contains more information about the Portfolio and its risks.
•	If you purchased shares of Thrivent Variable Portfolios through Thrivent Financial:
You can find the Portfolio’s prospectus, reports to shareholders, and other information about the Portfolio online at ThriventPortfolios.com. You can also get this information at no cost by calling 800-847-4839 or by sending an email request to mail@thrivent.com
•	If you purchased shares of Thrivent Variable Portfolios from a firm other than Thrivent Financial:
You can find the Portfolio’s prospectus, reports to shareholders, and other information about the Portfolio online at ThriventPortfolios.com. You can also get this information by calling or emailing your financial advisor.
The Portfolio’s prospectus and statement of additional information, both dated April 30, 2020, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, phone number or email address noted above.
Shares of the Portfolio are sold only to insurance company separate accounts or to other investment companies funded by insurance company separate accounts. This Summary Prospectus is not intended for use by other investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Portfolios’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Portfolios’ website (ThriventPortfolios.com), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications by enrolling at Thrivent.com/gopaperless.
You may elect to receive all future shareholder reports in paper free of charge. You can call 800-847-4836 to let us know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios held in your insurance company separate account.

Thrivent Partner Healthcare Portfolio

Investment Objective
Thrivent Partner Healthcare Portfolio (the "Portfolio") seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	N/A
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.93%
Less Fee Waivers and/or Expense Reimbursements[1]	0.05%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.88%
[1]	The Adviser has contractually agreed, through at least April 30, 2021, to waive a portion of the management fees associated with the shares of the Thrivent Partner Healthcare Portfolio equal in the aggregate to 0.05% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the
Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Partner Healthcare Portfolio	$90	$291	$510	$1,138
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the securities of companies that are engaged in the development, production or distribution of pharmaceutical, generic, biotechnology and medical technology products or services (“healthcare companies”). Healthcare companies are those that derive at least 50% of their annual revenues from the production of such products and provision of such services or have at least 50% of their assets in such products or services. The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including American Depositary Receipts and issuers in emerging markets). In addition, the Portfolio concentrates its investments in the securities of companies in the healthcare industry, some of which may be small- and medium-sized companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of healthcare companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
BlackRock Investment Management, LLC, the Portfolio’s subadviser, considers a variety of factors when choosing investments for the Portfolio, including (i) identifying companies and industries that appear to have the potential for above-average returns; and (ii) identifying companies that are expected to show above-average growth over the long-term, as well as those that appear to be trading below their true worth. The Portfolio will generally sell a stock when, in the opinion of the subadviser, the stock reaches its price target or if there is deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the Portfolio or a better opportunity elsewhere.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Healthcare Industry Risk. As a sector fund that invests primarily in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats or similar issues.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Portfolio more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser or subadviser in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Emerging Markets Risk. The economic and political structures of developing countries in emerging markets, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries with less developed legal, tax, regulatory, and accounting systems. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Portfolio’s share price to decline.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Portfolio to process shareholder redemptions, and negatively impact Portfolio performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Portfolio.
Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index description appears in the "Index Descriptions" section of the prospectus. Call 800-847-4836 or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assumes that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance over time.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	Q4 '19	+15.16%
Worst Quarter:	Q3 '11	(15.79)%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2019)
	1 Year	5 Years	10 Years
Thrivent Partner Healthcare Portfolio	25.85%	7.42%	11.63%
S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)	20.87%	10.69%	15.17%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”), which has engaged BlackRock Investment Management, LLC (“BIM”) to subadvise the Portfolio.
Portfolio Manager(s)
Erin Xie, PhD, Xiang Liu, PhD, and Jeff Lee are jointly and primarily responsible for the day-to-day management of the Portfolio. Dr. Xie, Managing Director of BlackRock, Inc. (“BlackRock”), has served as a portfolio manager of the Portfolio since September 2017. Dr. Xie has been a Managing Director of BlackRock since 2006 and joined BlackRock as a Director in 2005. Prior to joining BlackRock, Dr. Xie was a Senior

Vice President of State Street Research & Management from 2001 to 2005. Dr. Liu, Director of BlackRock, has served as a portfolio manager of the Portfolio since June 2020. Dr. Liu has been a Director of Black Rock since 2016 and joined BlackRock in 2008 as a Vice President in 2005. Mr. Lee, Vice President of BlackRock, has served as a portfolio manager of the Portfolio since June 2020. Mr. Lee has been a Vice President of BlackRock since joining BlackRock in 2011. Prior to joining BlackRock, Mr. Lee was an analyst of Duquesne Capital Management from 2008 to 2010.
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•	Separate accounts of Thrivent Financial;
•	Separate accounts of other insurance companies not affiliated with Thrivent Financial; and
•	Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as an insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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